Expense Example - PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND	May 31, 2025 USD ($)
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,645
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	478
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,350
CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 678